Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Statements of Comprehensive Income/ (loss) (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 80,014	$ 259,803	$ 63,323
Other Comprehensive income / (loss):
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations	1,035	1,034	1,036
Actuarial gains/ (losses)	62	(1,518)	3,335
Other Comprehensive income / (loss)	1,097	(484)	4,371
Total Comprehensive income	81,111	259,319	67,694
Ocean Rig UDW Inc
Net income	80,014	259,803	63,323
Other Comprehensive income / (loss):
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations	1,035	1,034	1,036
Actuarial gains/ (losses)	62	(1,518)	3,335
Other Comprehensive income / (loss)	1,097	(484)	4,371
Total Comprehensive income	$ 81,111	$ 259,319	$ 67,694